Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Disclosure of Rate Reconciliation
The provision for income tax differs from the amount that would have resulted by applying the combined Canadian statutory income tax rates of approximately 26.5% (2020 - 26.5%):

	December 31, 2021	December 31, 2020

Income (loss) before income taxes	$296,887	$(263,429)

	26.5%	26.5%

Tax expense calculated using statutory rates	78,676	(69,809)

Expenses not deductible (earnings not taxable)	926	(1,185)

Change in tax benefits not recognized	(79,602)	70,994

Deferred mining taxes	20,720	-

Deferred income tax expenses	$20,720	$-

Disclosure of deferred taxes

	December 31, 2021	December 31, 2020

Deferred tax liabilities

Inventory	$(183)	$ (449)

Property, plant & equipment	(82,773)	(30)

Derivative assets and debt	(874)	(519)

Total deferred tax liabilities	(83,830)	(998)

Deferred tax asset-tax losses	63,110	998

Net deferred taxes	$ (20,720)	$ -

Disclosure of Unrecognized deferred tax assets
Deductible temporary differences for which deferred tax assets have not been recognized are attributable to the following:

	December 31, 2021	December 31, 2020

Property, plant and equipment	$-	$104,795

Decommissioning and restoration liability	94,839	71,923

Income tax benefit of deferred mining taxes	20,720	-

Capital losses	942	426

Non-capital losses, expiring 2034 to 2041	132,659	351,218

Share issuance cost	50	178

	$249,210	$528,540